COMMITMENTS AND CONTINGENCIES - Operating lease related assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
Total operating lease assets	¥ 1,631,748	¥ 820,786
Operating lease liabilities - current	244,390	201,313
Operating lease liabilities - long-term	1,387,525	621,962
Total operating lease liabilities	¥ 1,631,915	¥ 823,275